ACCOUNTS PAYABLE AND ACCRUALS - OTHER (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
ACCOUNTS PAYABLE AND ACCRUALS - OTHER [Abstract]
Employees and employee institutions	$ 394	$ 438	$ 376	$ 382
Accrued vacation and recreation pay	278	272	271	147
Accrued clinical trials expenses	552	607	124	35
Provision for sales commissions	155	194	213	36
Accrued expenses	841	1,197	930	561
Due to government institutions		22	3	100
Provision for returns	53	139	231	150
Taxes payable	103	56	69	98
Total accounts payable and accruals - others	$ 2,376	$ 2,925	$ 2,217	$ 1,509